Terrance James Reilly Of Counsel Admitted in Pennsylvania and New Jersey	1735 Market Street Philadelphia, PA 19103-7505 Tel: 215-772-1500	Direct Dial: 215-772-7318 Fax: 215-772-7620 Email: treilly@mmwr.com

May 17, 2018

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Alternatives Fund

1933 Act Registration No. 002-74436

1940 Act Registration No. 811-03287

Ladies and Gentlemen:

On behalf of New Alternatives Fund (the “Fund”) and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, attached herewith for filing please find the Fund’s prospectus dated April 30, 2018. The Fund’s prospectus has been revised to re-state the performance tables included in the prospectus’ Risk/Return Summary.

This filing is being made solely to comply with the Commission’s requirements that registered investment companies file information in inter-active data format.

Very truly yours,

/s/ TERRANCE JAMES REILLY
Terrance James Reilly

cc:	David J. Schoenwald
Jeremy Steich

Enclosure